UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


        Report for the Calendar Year or Quarter Ended: September 30, 2001

                          Bedford Falls Investors, L.P.
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Name of Institutional Investment Manager

     660 Madison Avenue          New York         New York           10021
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Business Address  (Street)        (City)          (State)            (Zip)


13F File Number:  028-07030
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

Karen Finerman                        President of the            (212) 486-8100
                                      General Partner
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(Name)                                  (Title)                      (Phone)


Signature, Place and Date of Signing:

/s/ Karen Finerman
---------------------------
Karen Finerman
660 Madison Avenue
New York, New York  10021
11/12/01

Report Type:

[X]     13F HOLDINGS REPORT.
[ ]     13F NOTICE.
[ ]     13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE



Number of Other Included Managers:    None
                                  -----------

List of Other Included Managers    None
                                -----------

Form 13F Information Table Entry Total:  72
                                       ------

Form 13F Information Table Value Total:  $84,499,000
                                       -----------------

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                                INFORMATION TABLE

                          BEFORD FALLS INVESTORS, L.P.

                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 9/30/01

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ITEM 1                              ITEM 2       ITEM 3     ITEM 4       ITEM 5      ITEM 6    ITEM 7              ITEM 8
                                                            VALUE   SHARES/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   CALL   DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------   ----   ------- ------------ -------- -------- --------
Abitibi Consolidated Inc.              Com     003924107      319    50000           50000                 50000
AES Corp                               Com     00130H105      178    13890           13890                 13890
Aetna Inc.                             Com     00817Y908     3395   117500   Call   117500                117500
AK Steel Holding Corp                  Com     001547108      673    79700           79700                 79700
Alcan Aluminum Inc                     Com     013716105      975    32500           32500                 32500
American Standard Cos Inc              Com     029712106     1381    25100           25100                 25100
At Home Corp                         Ser A     045919107       11    73974           73974                 73974
AT&T Corp                              Com     001957109      469    24300           24300                 24300
B.F. Goodrich & Co                     Com     382388106      326    31080           31080                 31080
Barnesandnoble.com                    Cl A     067846105        8    10000           10000                 10000
Boca Resorts                          Cl A     09688T106      224    22500           22500                 22500
Bogen Communications Int'l             Com     097189104     1980   825043          825043                825043
Cablevision Systems Corp              Cl A     12686C109     1228    30000           30000                 30000
Calpine Corporation                    Com     131347106      912    40000           40000                 40000
CE Franklin Ltd.                       Com     125151100       96    54700           54700                 54700
Charter Communications                Cl A     16117M107      929    75000           75000                 75000
Comcast Corp                      Cl A SPL     200300200      538    15000           15000                 15000
Constellation Energy Group             Com     210371100     1331    55000           55000                 55000
Cooper Industries                      Com     216669901     1970    47500   Call    47500                 47500
Devon Energy                           Com     25179M103      516    15000           15000                 15000
Eastman Chemical Company               Com     277432100     1089    30000           30000                 30000
Ensco International                    Com     26874Q100      273    18700           18700                 18700
EOG Resources                          Com     26875P101      289    10000           10000                 10000
FMC Corp                               Com     302491303     1102    22500           22500                 22500
Forest Oil Corporation                 Com     346091705     1240    50000           50000                 50000
Gillette Co                            Com     375766102     1192    40000           40000                 40000
Gillette Co                            Com     375766902     4396   147500   Call   147500                147500
Global Crossing Ltd                    Com     G3921A100      258   143300          143300                143300
Global Marine Inc                      Com     379352404      210    15000           15000                 15000
Global Light Telecommunications        Com     37934X100      255   125000          125000                125000
Gucci Group                            Com     401566904     3271    40000   Call    40000                 40000
Gucci Group N.V.                       Com     401566104     2453    30000           30000                 30000
Gucci Group NV                         Com     401566954     1636    20000    Put    20000                 20000
Homestake Mining Co                    Com     437614100      468    50300           50300                 50300
Honeywell Intl                         Com     438516906     1056    40000   Call    40000                 40000
Imperial Parking                       Com     453077109     1003    41800           41800                 41800
Inco Ltd                               Com     453258402      683    55000           55000                 55000
Ivillage Inc.                          Com     46588H105       81    90000           90000                 90000
Lucent Technologies Inc.               Com     549463107      213    37124           37124                 37124
Newport News Shipbuilding              Com     652228907     4771    71000   Call    71000                 71000
Nisource Inc                           Com     65473P105      876    37600           37600                 37600
Noble Drilling Corp                    Com     655042109      209     8700            8700                  8700
Nordic American Tanker                 Com     G65773106     1346    89800           89800                 89800
Northrop Grumman Corp                  Com     666807102     4878    48300           48300                 48300
NRG Energy Inc.                        Com     629377102     1216    75000           75000                 75000
Osca Inc.                             Cl A     687836106     2925   188700          188700                188700
Peregrine Systems Inc                  Com     71366Q101      401    31727           31727                 31727
Pride International Inc.               Com     741932107      116    11200           11200                 11200
Qwest Communications Int. Inc.         Com     749121109      209    12500           12500                 12500
SBC Communications                     Com     78387G903     4712   100000   Call   100000                100000
Spherion Corp                          Com     848420105     1049   145700          145700                145700
Stone Energy Corp                      Com     861642106      403    12500           12500                 12500
Sybron Dental Specialties              Com     871142105      930    50000           50000                 50000
Union Planters Corp.                   Com     908068109     1287    30000           30000                 30000
Verizon Communications                 Com     92343V904      356     6588   Call     6588                  6588
Viacom                                Cl B     925524908     5175   150000   Call   150000                150000
Visible Genetics                       Com     92829S104      693    35000           35000                 35000
Vivendi Universal                   SP ADR     92851S204      387     8340            8340                  8340
Vodafone Group PLC                  SP ADR     92857W100      512    23300           23300                 23300
Walt Disney Co                         Com     254687906      931    50000   Call    50000                 50000
Waypoint Financial Corp                Com     946756103     2778   210000          210000                210000
Wellman Inc.                           Com     949702104      809    70000           70000                 70000
Westell Technologies Inc              Cl A     957541105       74    70290           70290                 70290
Westminster Capital                    Com     960631109       53    25500           25500                 25500
Willamette Industries Inc              Com     969133907     2924    65000   Call    65000                 65000
Williams Communications Group         Cl A     969455104      148   125000          125000                125000
Williams Companies Inc.                Com     969457100     1930    70680           70680                 70680
Williams Companies Inc.                Com     969457900      480    17600   Call    17600                 17600
Worldcom Inc. -Worldcom Group          Com     98157D106     1956   130081          130081                130081
Worldcom Inc. -Worldcom Group          Com     98157D906     1203    80000   Call    80000                 80000
Wyndham International Inc.            Cl A     983101106      114   175000          175000                175000
XO Communications                     Cl A     983764101       21    50000           50000                 50000
